EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Components of Numerator and Denominator in Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)			5,197,406	5,881,275
Income (Loss) from Continuing Operations Attributable to Parent	$ (78,230)	$ (119,796)	$ (90,315)	$ (138,002)
Net loss from discontinued operations	0	(481)	0	(1,030)
Net loss attributable to Frontline Ltd.	$ (78,230)	$ (120,277)	$ (90,315)	$ (139,032)
Weighted average number of ordinary shares	96,855,000	77,916,000	95,349,000	77,887,000